Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Polaris Global Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Polaris Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Polaris Global Value Fund (the "Fund") is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a value-oriented approach, the Fund invests primarily in the common stock (including American Depositary Receipts ("ADRs")) of companies of any size, both domestic and international, including emerging or developing markets. The Adviser generally views emerging or developing markets as those that are not included in the MSCI World Index. The Fund may also invest in publicly traded master limited partnerships ("MLPs").

The Fund selects investments based on the Adviser's fundamental research of a company's financial condition. The Adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios, to select portfolio investments.

Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, the Fund seeks to achieve broad geographic diversification and typically invests in approximately 15 industries.

Polaris Capital Management, LLC (the "Adviser") may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser's target sell price. In order to hedge against downside risks in the Fund's portfolio, the Adviser may also purchase put options that are designed to appreciate if the underlying security declines in value. The Adviser may write put options to execute its strategy, and will seek to buy stocks when the price declines to the Adviser's target levels. The Adviser also may effectuate a desired hedge by purchasing put or call options on relevant stock index(es) or related exchange-traded funds ("ETFs") instead.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund. Historically, market cycles have included both positive ("boom") and negative ("bust") periods. Since approximately 2008, however, the market has largely moved upward. The market, accordingly, may be poised for a correction or downturn. Such a correction or downturn may adversely affect the Fund.

Equity Risk. Equity holdings, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially/ more likely to be illiquid and may be subject to volatility and high transaction costs.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund's value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Options Risk. The Fund will suffer a loss in connection with the purchase of options if securities prices do not move in the direction anticipated by the Fund when purchasing the option. The Fund runs the risk of losing the entire premium paid for the option, plus transaction costs. The potential for loss related to writing a covered call option is limited to foregoing the potential increase in the value of the underlying security over the sum of the call price of the option and the premium received by the writer. The potential for loss related to writing put options is limited to the exercise price, less the premium received.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

MLPs Risk. The value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet legal requirements to be taxed as a partnership, there would likely be a material decrease in the value of its securities. Investments in MLPs' common units typically give a unit holder limited control and limited rights to vote on matters affecting the MLP, subject a unit holder to conflicts of interest vis-a-vis the MLP's general partner, cash flow risks, and dilution risks. In addition, the Fund could lose its status as a Regulated Investment Company ("RIC"), if it were to invest more than 25% of its assets in MLPs taxed as partnerships.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.polarisfunds.com or by calling (888) 263-5594 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 263-5594
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.polarisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 31.35% for the quarter ended June 30, 2009, and the lowest return was -18.91% for the quarter ended September 30, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

MSCI World Index is an unmanaged index that is designed to capture large and mid cap representation across 23 developed market countries, including securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Polaris Global Value Fund | Polaris Global Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PGVFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	367
Five Years	rr_ExpenseExampleYear05	653
Ten Years	rr_ExpenseExampleYear10	$ 1,467
Annual Return 2009	rr_AnnualReturn2009	35.46%
Annual Return 2010	rr_AnnualReturn2010	20.64%
Annual Return 2011	rr_AnnualReturn2011	(8.16%)
Annual Return 2012	rr_AnnualReturn2012	21.00%
Annual Return 2013	rr_AnnualReturn2013	36.94%
Annual Return 2014	rr_AnnualReturn2014	3.68%
Annual Return 2015	rr_AnnualReturn2015	1.55%
Annual Return 2016	rr_AnnualReturn2016	11.67%
Annual Return 2017	rr_AnnualReturn2017	20.61%
Annual Return 2018	rr_AnnualReturn2018	(12.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
1 Year	rr_AverageAnnualReturnYear01	(12.66%)
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1989	[2]
Polaris Global Value Fund | After Taxes on Distributions | Polaris Global Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.17%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	11.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Polaris Global Value Fund | After Taxes on Distributions and Sales | Polaris Global Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.84%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	10.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Polaris Global Value Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%

[1]	Polaris Capital Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99% through April 30, 2020 (the "Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement of the Fund (after giving effect to the recouped amount) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[2]	The performance information of the Fund prior to June 1, 1998 is based on that of the predecessor limited partnership and includes the expenses of the limited partnership, which were lower than the Fund's current net expenses. If the limited partnership's performance had been adjusted to reflect the first year expenses of the Fund, the limited partnership's performance for all periods would have been lower.